First Eagle High Yield Fund
First Eagle High Yield Fund
Investment Objective
First Eagle High Yield Fund (the “Fund”, or the “High Yield Fund”) seeks to provide investors with a high level of current income.
Fees and Expenses

The following information describes the fees and expenses you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you, together with certain related accounts, invest, or agree to invest in the future, at least $100,000 in the Fund. Information about these and other discounts is available from your financial professional and in the How to Purchase Shares and Public Offering Price of Class A Shares sections on pages 23 and 28, respectively.

The percentages shown are based on anticipated expenses for the current fiscal year. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses, as allowed by law, so that the total annual operating expenses (excluding certain items) of Class A and Class C shares do not exceed 1.25% and 2.00%, respectively, through December 31, 2012, and those of Class I shares do not exceed 0.80% through December 31, 2013 (the “Fee Waiver and Expense Reimbursement Agreement”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees First Eagle High Yield Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	4.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	none	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Operating Expenses First Eagle High Yield Fund	Class A	Class C	Class I
Management Fees	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	1.00%	none
Other Expenses	0.17%	0.13%	0.35%
Total Annual Fund Operating Expenses (%)	1.12%	1.83%	1.05%
Less: Fee Waiver/Expense Reimbursement	(0.17%)	(0.17%)	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (%)	0.95%	1.66%	0.80%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This hypothetical example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all shares at the end of those periods. The example also assumes the average annual return is 5% and operating expenses remain the same and takes into account the effect of the Fee Waiver and Expense Reimbursement Agreement through December 31, 2012 (Class A and Class C) or December 31, 2013 (Class I), as discussed directly above. Please keep in mind your actual costs may be higher or lower.

Sold
Expense Example First Eagle High Yield Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A	543	774	1,023	1,737
Class C	269	559	975	2,134
Class I	82	283	530	1,236

Held
Expense Example No Redemption First Eagle High Yield Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A	543	774	1,023	1,737
Class C	169	559	975	2,134
Class I	82	283	530	1,236

Portfolio Turnover Rate

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the 12-month period ended March 31, 2012, the Fund’s portfolio turnover rate was 45.21% of the average value of its portfolio.

Principal Investment Strategies

To pursue its investment objective, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in high yield, below investment-grade instruments (commonly referred to as “junk bonds”) or other instruments including high yield corporate bonds and loans, municipal bonds, mortgage-backed and asset backed securities, income-producing convertible securities, and preferred stocks. The Fund may invest in, and count for the purposes of this 80% allotment, unrated securities or other instruments deemed by the Fund’s Adviser to be below investment grade.

The Fund may invest its assets in the securities of both U.S. and foreign issuers. The Fund may also invest (typically for hedging purposes) in derivative instruments such as options, futures contracts and options on futures contracts, credit default swaps, and swaps and options on indices. The Fund may invest in securities with any investment rating, as well as, unrated securities. Although no change is anticipated, the investment objective of the Fund can be changed without shareholder approval. Shareholders will be notified a minimum of 60 days in advance of any change in investment objective or of any change in the “80% of assets” investment policies. An investment in the Fund is not intended to be a complete investment program.

Principal Investment Risks

As with any mutual fund investment, you may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

  Credit Risk — Credit risk is the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

  High Yield Risk — The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) under normal market conditions in high yield instruments (commonly known as “junk bonds”) which may be subject to greater levels of interest rate, credit (including issuer default) and liquidity risk than investment grade securities and may experience extreme price fluctuations. The securities of such companies may be considered speculative and the ability of such companies to pay their debts on schedule may be uncertain.

  High Portfolio Turnover Risk — The Fund’s investment strategies, which permits the Fund to hold instruments of any remaining duration and to trade those securities rather than holding them to maturity, may result in high turnover rates. This may increase the Fund’s brokerage commission costs, which would reduce performance. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term gains, which could cause you to pay higher taxes.

  Market Risk — The value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies or markets in which the Fund invests, as well as economic, political, or social events in the United States or abroad.

  Foreign Investment Risk — The Fund may invest in foreign investments. Foreign investments can be susceptible to less politically and economically stable environments, foreign currency and exchange rate changes, and adverse changes to government regulations.

  Convertible Security Risk — Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Convertible securities may gain or lose value due to changes in the issuer’s operating results, financial condition and credit rating and changes in interest rates and other general economic, industry and market conditions.

  Illiquid Investment Risk — The market for lower-quality debt instruments, including junk bonds, is generally less liquid than the market for higher-quality debt instruments. Holding illiquid securities restricts or otherwise limits the ability for the Fund to freely dispose of its investments for specific periods of time. The Fund might not be able to sell illiquid securities at its desired price or time.

  Interest Rate Risk — Fluctuations in interest rates will affect the value of the Fund. An increase in interest rates tends to reduce the market value of debt securities, while a decline in interest rates tends to increase their values. Securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations.

  Prepayment Risk — This risk relates primarily to mortgage-backed securities. During a period of declining interest rates, homeowners may refinance their high-rate mortgages and prepay the principal. Cash from these prepayments flows through to prepay the mortgage-backed securities, necessitating reinvestment in bonds with lower interest rates, which may lower the returns to any fund invested in mortgage-backed securities.

  Bank Loan Risk — The Fund may invest in bank loans. These investments potentially expose the Fund to the credit risk of both the financial institution and the underlying borrower. The Fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower. The market for bank loans may be illiquid and the Fund may have difficulty selling them. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price.

  Changes in Debt Ratings — If a rating agency gives a debt instrument a lower rating, the value of the instrument may decline because investors may demand a higher rate of return.

  Derivatives Risk — Futures contracts or other “derivatives,” including hedging strategies, present risks related to their significant price volatility and risk of default by the counterparty to the contract. The Fund may use derivatives in seeking to reduce the impact of foreign exchange rate changes on the Fund’s value. The Fund may at times also purchase derivatives linked to relevant market indices as either a hedge or for investment purposes.

The Fund has the flexibility to respond promptly to changes in market and economic conditions. Under a defensive strategy, the Fund may temporarily hold some or all of its assets in cash and/or high quality debt securities or money market instruments of U.S. or foreign issuers.

For more information on the risks of investing in the Fund, please see the More Information about the Fund’s Investments section.

Investment Results

The Fund commenced operations in its present form on or about December 30, 2011 and is the successor to the Old Mutual High Yield Fund (the “Predecessor Fund”) pursuant to a reorganization on or about that same date. The Predecessor Fund had similar investment objectives and strategies as the Fund, but was managed by another investment adviser.

The following information provides an indication of the risks of investing in the Fund by showing changes in performance from year to year, and by showing how the average annual returns for the Fund’s Class I shares for 1 year and since inception compare with those of a broad measure of market performance.

As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included the returns would be lower.

Calendar Year Total Returns-Class I

Following is additional return information for Class I Shares of the High Yield Fund for the periods presented in the bar chart.

Best Quarter
Second Quarter 2009	24.95%

Worst Quarter
Fourth Quarter 2008	-10.60%

Average Annual Total Returns as of December 31, 2011

Updated performance information is available at www.firsteaglefunds.com/funds/highyieldfund.php or by calling 800.334.2143.

The following average annual total returns table discloses after-tax returns only for Class I shares. After-tax returns for Class A and Class C shares will vary. After-tax returns are calculated using the highest individual federal income tax rate for each year. Returns do not reflect the effect of state and local taxes. Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts. All returns shown assume commencement of operations on November 19, 2007, which is the date of organization of the Predecessor Fund. Returns shown for Class I shares are the returns of the Predecessor Fund for those periods. Returns shown for Class A and Class C shares are the returns of the Predecessor Fund for those periods, adjusted to reflect expenses for those Class A and Class C shares during their first fiscal year (including, for 2011 returns only, the effect of the Fund’s Class A and Class C expense waiver).

Average Annual Returns First Eagle High Yield Fund	1 Year	Since Inception	Inception Date
Class A	(0.94%)	10.86%	Nov. 19, 2007
Class C	1.96%	11.31%	Nov. 19, 2007
Class I	4.08%	12.58%	Nov. 19, 2007
Class I After Taxes on Distributions	(0.17%)	7.39%
Class I After Taxes on Distributions and Sale of Fund Shares	2.64%	7.66%
Barclays Capital U.S. Corporate High Yield Bond Index	4.98%	8.95%